Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Disclosure of quantitative information about right-of-use assets

FOR THE YEAR ENDED DECEMBER 31, 2019	NETWORK INFRASTRUCTURE AND EQUIPMENT	LAND AND BUILDINGS	TOTAL
COST
January 1, 2019	3,329	2,453	5,782
Additions	527	513	1,040
Transfers	(233)	—	(233)
Acquired through business combinations	—	8	8
Lease terminations	(12)	(38)	(50)
Impairment losses recognized in earnings	(2)	(3)	(5)
December 31, 2019	3,609	2,933	6,542
ACCUMULATED DEPRECIATION
January 1, 2019	1,042	536	1,578
Depreciation	373	303	676
Transfers	(111)	—	(111)
Lease terminations	(3)	(22)	(25)
December 31, 2019	1,301	817	2,118
NET CARRYING AMOUNT
January 1, 2019	2,287	1,917	4,204
December 31, 2019	2,308	2,116	4,424

Disclosure of additional information about leasing activities for lessee
The following table provides the expenses related to leases recognized in the income statement.

FOR THE YEAR ENDED DECEMBER 31	2019
Interest expense on lease liabilities	220
Variable lease payment expenses not included in the measurement of lease liabilities	161
Expenses for leases of low value assets	58
Expenses for short-term leases	30

Disclosure of finance leases under IAS 17
The following table shows the net carrying amount and additions to assets under finance leases for the year ended December 31, 2018.

FOR THE YEAR ENDED DECEMBER 31, 2018	ADDITIONS	NET CARRYING AMOUNT
Network infrastructure and equipment	405	1,487
Land and buildings	1	460
Total	406	1,947